SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)			$ 56,667	$ 0
Research and Development Expense (in Dollars)	$ 302,079	$ 122,151	$ 547,996	$ 992,207
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	6,205,190		5,990,190	2,990,977	1,298,927
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number			5,990,190
Registration Payment Arrangement, Accrual Carrying Value (in Dollars)	$ 55,620		$ 55,620	$ 48,668
Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years		3 years
Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years		5 years
Employee Stock Option [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	6,205,190		5,990,190	2,990,977
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares			3,799,559	1,675,658
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	4,130,240		3,799,559